Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets at fair value through profit or loss - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value		$ 5,887
Stocks [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value		291
Global debentures [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value		1,135
U.S. corporate debentures [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value		1,624
U.S. government debentures [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value		$ 2,837